As filed with the Securities and Exchange			Registration No. 033-57244
Commission on August 18, 2009			Registration No. 811-04208

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[X]
Pre-Effective Amendment No.			[ ]
Post-Effective Amendment No. 27			[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940			[X]
(Check appropriate box or boxes.)

Select*Life Variable Account
(Exact Name of Registrant)

ReliaStar Life Insurance Company
(Name of Depositor)

20 Washington Avenue So.
Minneapolis, MN 55401
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(612) 372-5507
(Depositor’s Telephone Number, including Area Code)

J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
One Orange Way, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on	, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on	, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

The Prospectus, dated May 1, 2009, is incorporated into Part A of this Post-Effective Amendment No. 27 to Registration Statement on Form N-6 (File No. 033-57244) by reference to Registrant's filings under Rules 497(c), as filed on May 1, 2009; and 497(e), as filed on May 14, 2009, and June 24, 2009.

FLEXDESIGN VUL®
SELECT*LIFE II

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
issued by
RELIASTAR LIFE INSURANCE COMPANY
and its
SELECT*LIFE VARIABLE ACCOUNT

Supplement Dated August 18, 2009

This supplement updates and amends certain information contained in your prospectus dated May 1, 2009, as supplemented. Please read it carefully and keep it with your prospectus for future reference.
__________________________________________________________________________

NOTICE OF UPCOMING FUND MERGERS

Effective on or about October 26, 2009 (the “Merger Effective Date”), the following Disappearing Funds will be reorganized and merge with and into the following Surviving Funds:

Disappearing Funds	Surviving Funds
ING LifeStyle Aggressive Growth Portfolio (Class I)	ING Retirement Growth Portfolio (Class I)
ING LifeStyle Growth Portfolio (Class I)
ING LifeStyle Moderate Growth Portfolio (Class I)	ING Retirement Moderate Growth Portfolio (Class I)
ING LifeStyle Moderate Portfolio (Class I)	ING Retirement Moderate Portfolio (Class I)

IMPORTANT INFORMATION REGARDING THE UPCOMING FUND MERGERS

Prior to the Merger Effective Date, you may transfer amounts allocated to a subaccount that invests in a
Disappearing Fund to any other available subaccount or to the fixed account. See the “Transfers”
section of your policy prospectus for information about making subaccount transfers, including applicable restrictions and limits on transfers.
On the Merger Effective Date, your investment in a subaccount that invests in a Disappearing Fund will automatically become an investment in the subaccount that invests in the corresponding Surviving Fund with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to a subaccount corresponding to a
Disappearing Fund will be automatically allocated to the subaccount corresponding to the applicable
Surviving Fund. You may give us alternative allocation instructions by contacting our ING Customer
Service Center at P.O. Box 5011, Minot, ND 58702-5011, 1-877-886-5050 or
www. ingservicecenter.com. See the “Transfers” section of your policy prospectus for information about making allocation changes.
After the Merger Effective Date, the Disappearing Funds will no longer exist and there will be no further disclosure regarding them in future supplements to or prospectuses of the policy.
You will not incur any fees or charges or any tax liability because of the mergers, and your policy value immediately before the mergers will equal your policy value immediately after the mergers.

154379	Page 1 of 2	August 2009

IMPORTANT INFORMATION REGARDING THE SURVIVING FUNDS

  The Surviving Funds will be available through your policy beginning on the Merger Effective Date.
  The Surviving Funds are structured as “fund of funds.” A fund structured as a “fund of fund” may have higher fees and expenses than a fund that invests directly in debt and equity securities because it also incurs the fees and expenses of the underlying funds in which it invests. Unlike the Disappearing Funds, which have historically invested primarily in actively managed funds, the Surviving Funds invest primarily in funds that are passively managed index funds. Please refer to the fund prospectus for information about the aggregate annual operating expenses of a Surviving Fund and its corresponding underlying fund or funds.
  The following information about each Surviving Fund is added to Appendix B of the prospectus:

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Retirement Growth	Investment Adviser:	Seeks a high level of total return
Portfolio (Class I)	Directed Services LLC	(consisting of capital appreciation
	Asset Allocation Consultants:	and income) consistent with a
	ING Investment Management Co.	level of risk that can be expected
to be greater than that of ING
Retirement Moderate Growth
Portfolio.
ING Retirement Moderate	Investment Adviser:	Seeks a high level of total return
Growth Portfolio (Class I)	Directed Services LLC	(consisting of capital appreciation
	Asset Allocation Consultants:	and income) consistent with a
	ING Investment Management Co.	level of risk that can be expected
to be greater than that of ING
Retirement Moderate Portfolio but
less than that of ING Retirement
Growth Portfolio.
ING Retirement Moderate	Investment Adviser:	Seeks a high level of total return
Portfolio (Class I)	Directed Services LLC	(consisting of capital appreciation
	Asset Allocation Consultants:	and income) consistent with a
	ING Investment Management Co.	level of risk that can be expected
to be less than that of ING
Retirement Moderate Growth
Portfolio.

MORE INFORMATION IS AVAILABLE

More information about the Surviving Funds, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for that Surviving Fund. You may obtain these documents by contacting us at our:

ING Customer Service Center P.O. Box 5011 Minot, ND 58702-5011 1-877-886-5050

154379	Page 2 of 2	August 2009

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, dated May 1, 2009, is incorporated into Part B of this Post-Effective Amendment No. 27 to Registration Statement on Form N-6 (File No. 033-57244) by reference to Registrant's filing under Rule 497(c), as filed on May 1, 2009.

PART C
OTHER INFORMATION

Item 26		Exhibits

(a)	Resolutions of Board of Directors of Northwestern National Life Insurance Company ("NWNL")
establishing the Select*Life Variable Account. (Incorporated herein by reference to Initial Registration
Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)	Not Applicable.

(c)	(1)	Distribution Services Agreement dated as of March 7, 2002, by and between ING Financial
Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to
Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)
	(2)	Amendment dated as of March 27, 2003, to Distribution Services Agreement dated March 7,
2002, between ING Financial Advisers, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration on Form N-
6, File No. 333-92000, as filed on April 17, 2003.)
	(3)	Amendment dated as of November 1, 2004, to Distribution Services Agreement dated March 7,
2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration on Form
N-6, File No. 33-57244, as filed on April 14, 2006.)
	(4)	Amendment dated as of August 31, 2005, to Distribution Services Agreement dated March 7,
2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration on Form
N-6, File No. 33-57244, as filed on April 14, 2006.)
	(5)	Amendment dated as of December 7, 2005, to Distribution Services Agreement dated March 7,
2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration on Form
N-6, File No. 33-57244, as filed on April 14, 2006.)
	(6)	Amendment dated as of April 28, 2006, to Distribution Services Agreement dated March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration on Form
N-6, File No. 33-57244, as filed on April 14, 2006.)
	(7)	ReliaStar Life Insurance Company Distribution Agreement between ReliaStar Life Insurance
Company and ING America Equities, Inc. (Incorporated herein by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on
July 17, 2003.)
	(8)	Specimen Selling Agreements. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(9)	Specimen ING America Equities, Inc. Selling Agreement. (Incorporated herein by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as
filed on April 24, 2002.)
	(10)	Schedules for Sales Commissions. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April
24, 2002.)

(d)	(1)	Form of Policy available (together with available Policy Riders). (Incorporated herein by reference to Post-Effective Amendment No. 9 to Registration Statement on Form S-6, File No. 33-
57244, as filed on April 23, 1998.)
	(2)	Accelerated Benefit Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-6, File No. 33-57244, as filed on February 22, 1996.)
	(3)	Connecticut Modification Rider. (Incorporated herein by reference to Post-Effective Amendment
No. 4 to Registration Statement on Form S-6, File No. 33-57244, as filed on February 22, 1996.)
	(4)	Policy Illustration. (Incorporated herein by reference to Pre-Effective Amendment No. 13 to
Registration Statement on Form S-6, File No. 33-57244, as filed on April 24. 2002.)

(e)	(1)	Revised Policy Application Form. (Incorporated herein by reference to Initial Registration on
Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(2)	Supplement to Life Insurance Application. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-92000, as filed on April
17, 2003.)

(f)	(1)	Amended Articles of Incorporation of ReliaStar Life. (Incorporated herein by reference to Initial
Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(2)	Amended By-Laws of ReliaStar Life. (Incorporated herein by reference to Initial Registration
Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(g)	Not Applicable.

(h)	(1)	(a)	Participation Agreement dated as of as of March 27, 2000, by and among ReliaStar Life
Insurance Company, AIM Variable Insurance Products Fund, Inc., A I M Distributors,
Inc. and WSSI. (Incorporated herein by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6, File No. 333-105319, as filed on November 24,
2003.)
		(b)	Form of Amendment No. 1 to Participation Agreement by and among ReliaStar Life
Insurance Company, AIM Variable Insurance Products Fund, Inc., AIM Distributors, Inc.
and WSSI. (Incorporated herein by reference to Initial Registration on Form S-6, File No.
333-47094, as filed on September 29, 2000.)
		(c)	Amendment No. 2 to Participation Agreement by and among ReliaStar Life Insurance
Company, on behalf of itself and its separate accounts, AIM Variable Insurance Funds,
Inc., A I M Distributors, Inc. and ING America Equities, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6,
File No. 33-57244, as filed on February 9, 2004.)
		(d)	Administrative Services Agreement dated as of March 27, 2000, by and between ReliaStar
Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance
Company of New York and A I M Advisers, Inc. (Incorporated herein by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No.333-
105319, as filed on November 24, 2003.)
	(2)	(a)	Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life
Insurance Company, The Alger American Fund and Fred Alger and Company, Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 21 on form S-6, File
No. 2-95392, as filed on August 4, 1997.)
		(b)	Amendment dated as of March 28, 2000, to Participation Agreement by and among
ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger
Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Registration Statement on Form S-6, File No. 33-57244, as filed on March 31, 2000.)
		(c)	Amendment dated as of October 11, 2000, to the Participation Agreement by and between
ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger
Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24,
2003.)
		(d)	Amendment dated as of September 29, 2003, to Participation Agreement by and among
The Alger American Fund, Fred Alger Management, Inc. and ReliaStar Life Insurance
Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6, File No. 333-105319, as filed on November 24,
2003.)
		(e)	Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger
Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(3)	(a)	Fund Participation Agreement among Golden American Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company, Southland Life Insurance Company, ING
Life Insurance and Annuity Company, ING Insurance Company of America, American
Funds Insurance Series and Capital Research and Management Company. (Incorporated
herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form
N-6, File Number 333-105319, as filed on July 17, 2003.)
	(b)	Business Agreement by and among Golden American Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance
and Annuity Company, ING Insurance Company of America, ING America Equities, Inc.,
Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and
Management Company. (Incorporated herein by reference to Pre-Effective Amendment
No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July
17, 2003.)
	(c)	Amendment No. 1 to the Business Agreement by and among ING USA Annuity and Life
Insurance Company (fka Golden American Life Insurance Company), ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company (individually and as the survivor and successor in interest following a merger with Southland Life Insurance Company), ING Life Insurance and
Annuity Company (individually and as the survivor and successor in interest following a merger with ING Insurance Company of America), ING America Equities, Inc., ING
Financial Advisers, LLC, Directed Services LLC (fka Directed Services, Inc.), American
Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated
herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration
Statement of Security Life of Denver Insurance Company and its Security Life Separate
Account L1, File No. 333-153337, as filed on November 14, 2008.)
	(d)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October
16, 2007, by and between American Funds Service Company, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to
Registration Statement on Form N-6, File Number 333-47527, as filed on April 9, 2007.)
(4)	(a)	Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series
Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance
Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement
of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on
April 7, 2009; file No. 033-57244.)
	(b)	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the
Participation Agreement dated April 25, 2008, by and between BlackRock Variable
Series Funds, Inc., BlackRock Investments, LLC., ING USA Annuity and Life Insurance
Company and ReliaStar Life Insurance Company of New York.
	(c)	Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life
Insurance Company of New York. (Incorporated herein by reference to Post-Effective
Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance
Company and its Select*Life Separate Account, filed on April 7, 2009; file No. 033-
57244.)
	(d)	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the
Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life
Insurance Company of New York.

	(e)	Rule 22C-2 Agreement, dated no later than April 16, 2007, and effective as of October
16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the
BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and systematized Benefits
Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No.
43 to Registration Statement on form N-4, File No. 333-28755, as filed on April 7,
2008.)
(5)	(a)	Participation Agreement dated as of March 16, 1988, by and among Northwestern
National Life Insurance Company (renamed ReliaStar Life Insurance Company),
Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and
Amendments Nos. 1-8. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(b)	Amendment dated as of July 24, 1997, to Participation Agreement by and among
ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund and
Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(c)	Amendment No. 10 to Participation Agreement by and among ReliaStar Life Insurance
Company, Variable Insurance Products Fund and Fidelity Distributors Corporation.
(Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(d)	Amendment No. 11 to Participation Agreement by and among ReliaStar Life Insurance
Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation.
(Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(e)	Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance
Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation.
(Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(f)	Amendment No. 13 to Participation Agreement by and among ReliaStar Life Insurance
Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation.
(Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)
	(g)	Participation Agreement dated as of January 1, 1991, by and among Northwestern
National Life Insurance Company (renamed ReliaStar Life Insurance Company),
Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and
Amendments Nos. 1-7. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(h)	Amendment dated as of July 24, 1997, to Participation Agreement by and among
ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund II and
Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(i)	Amendment No. 9 to Participation Agreement with Fidelity's Variable Insurance Products
Fund II and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(j)	Amendment No. 10 to Participation Agreement by and among the ReliaStar Life
Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity
Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment
No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November
24, 2003.)

	(k)	Amendment No. 11 to Participation Agreement by and among the ReliaStar Life
Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity
Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment
No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November
24, 2003.)
	(l)	Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance
Company, Fidelity Variable Products Fund II and Fidelity Distributors Corporation.
(Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)
	(m)	Service Agreement dated January 1, 1997, by and between ReliaStar Life Insurance
Company and Fidelity Investments Institutional Operations Company, Inc. (Incorporated
herein by reference to Post-Effective Amendment No. 3 to Registration Statement on
Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(n)	Amendment effective as of April 1, 1999, to Service Agreement by and between ReliaStar
Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(o)	Service Contract dated April 25, 1997, by and between Fidelity Distributors Corporation and Washington Square Securities, Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(p)	Amendment dated April 1, 1999, to Service Contract by and between Fidelity Distributors
Corporation and Washington Square Securities, Inc. (Incorporated herein by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(q)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October
16, 2007, by and between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to
Registration Statement on Form N-6, File Number 333-47527, as filed on April 9, 2007.)
(6)	(a)	Participation Agreement dated as of May 1, 2002, by and between ReliaStar Life
Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form S-6, 333-47094, as filed on September 17, 2002.)
	(b)	Amendment effective as of July 15, 2003, to Participation Agreement by and among
ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor,
LLC. (Incorporated herein by reference to Post-Effective Amendment No. 4 to
Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)
(7)	(a)	Participation Agreement among the GCG Trust and ReliaStar Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Pre-Effective Amendment
No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July
17, 2003.)
(8)	(a)	Participation Agreement dated as of December 6, 2001, by and among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and
ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April
24, 2002.)
	(b)	Amendment dated as of March 26, 2002, to Participation Agreement by and among
Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna
Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity
Company effective May 1, 2002), Aetna Investment Services, LLC (to be renamed ING
Financial Adviser, LLC effective May 1, 2002) and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

	(c)	Amendment dated as of October 1, 2002, to Participation Agreement dated as of
December 6, 2001, among ING Partners, Inc., ING Life Insurance and Annuity Company,
ING Financial Advisers, LLC and ReliaStar Life Insurance and Annuity Company.
(Incorporated herein by reference to Post Effective Amendment No. 1 to Registration
Statement on Form N-4, 333-100207, for Separate Account N of ReliaStar Life Insurance
Company, as filed on October 24, 2002.)
	(d)	Amendment dated as of May 1, 2003, to Participation Agreement dated as of December 6,
2001, by and between ING Partners, Inc., ING Life Insurance and Annuity Company,
ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated
herein by reference to Post-Effective Amendment No. 3 to Registration Statement on
Form N-6, 333-92000, as filed on April 17, 2003.)
	(e)	Form of Amendment dated as of April 28, 2006, to Participation Agreement dated as of
December 6, 2001, by and between ING Partners, Inc., ING Life Insurance and Annuity
Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration on
Form N-6, File No. 33-57244, as filed on April 14, 2006.)
	(f)	Service Agreement effective as of December 6, 2001, by and between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6,
333-92000, as filed on January 30, 2003.)
	(g)	Shareholder Servicing Agreement dated as of December 6, 2001, by and between
ReliaStar Life Insurance Company and Portfolio Partners, Inc. in respect of the Service
Class Shares of its Portfolios. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(h)	Amendment dated as of March 26, 2002, to the Shareholder Servicing Agreement by and
between ReliaStar Life Insurance Company and Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002) in respect of the Service Class Shares of its
Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6, File No. 333-105319, as filed on November 24,
2003.)
	(i)	Amendment dated as of May 1, 2003, to Shareholder Servicing Agreement (Service
Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and ReliaStar
Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment
No. 3 to Registration Statement on Form N-6, 333-92000, as filed on April 17, 2003.)
	(j)	Amendment dated as of April 28, 2006, to Shareholder Servicing Agreement (Adviser
Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and
ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-6, 33-57244, as filed on April
11, 2007.)
	(k)	Amendment dated as of November 1, 2004, to Shareholder Servicing Agreement (Service
Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and
ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-6, 33-57244, as filed on April
11, 2007.)
	(l)	Amendment dated as of April 28, 2006, to Shareholder Servicing Agreement (Service
Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and
ReliaStar Life Insurance Company (Incorporated herein by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-6, 33-57244, as filed on April
11, 2007.)
(9)	(a)	Participation Agreement dated as of May 1, 2001, between ReliaStar Life Insurance
Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc. (Incorporated
herein by reference to Post-Effective Amendment No. 3 to Registration Statement on
Form S-6, 333-47094, as filed on September 17, 2002.)

	(b)	Amendment effective as of October 1, 2002, to Participation Agreement between
ReliaStar Life Insurance Company, ING Variable Portfolios Inc. and ING Funds
Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)
	(c)	Amendment effective as of July 15, 2003, to Participation Agreement by and among
ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds
Distributor, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)
(10)	(a)	Participation Agreement dated May 1, 2001, by and among ReliaStar Life Insurance
Company, Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. (Incorporated
herein by reference to Post-Effective Amendment No. 3 to Registration Statement on
Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(b)	Amendment dated as of August 30, 2002, to Participation Agreement by and among
ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds
Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 14 to
Registration Statement on Form N-6, File No. 33-69892, as filed on October 11, 2002.)
	(c)	Amendment to Participation Agreement by and among ReliaStar Life Insurance
Company, ING Variable Products Trust and ING Funds Distributor, LLC. (Incorporated
herein by reference to Post-Effective Amendment No. 4 to Registration Statement on
Form N-6, File No. 33-57244, as filed on February 9, 2004.)
	(d)	Form of Amendment to Participation Agreement by and among ReliaStar Life Insurance
Company, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated
herein by reference to Post-Effective Amendment No. 22 to Registration Statement on
Form N-6, File No. 33-57244, as filed on November 28, 2005.)
	(e)	Administrative and Shareholder Services Agreement dated as of May 1, 2001, by and between ING Pilgrim Group, LLC and ReliaStar Life Insurance Company. (Incorporated
herein by reference to Post-Effective Amendment No. 3 to Registration Statement on
Form S-6, 333-69431, as filed on April 24, 2002.)
	(f)	Amendment to Administrative and Shareholder Service Agreement dated as of August 30,
2002, by and between ING Funds Services, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-6, 333-92000, as filed on January 30, 2003.)
(11)	(a)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October
16, 2007, by and between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to
Registration Statement on Form N-6, File Number 333-47527, as filed on April 9, 2007.)
(12)	(a)	Participation Agreement dated as of August 8, 1997, by and between ReliaStar Life
Insurance Company and Janus Aspen Series. (Incorporated herein by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(b)	Letter Agreement dated August 8, 1997, by and between ReliaStar Life Insurance
Company and Janus Capital Corporation. (Incorporated herein by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(c)	Amendment, effective July 1, 2002, to Letter Agreement dated August 8, 1997 between
ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6,
333-69431, as filed on April 24, 2002.)
(13)	(a)	Participation Agreement dated as of August 8, 1997, by and between ReliaStar Life
Insurance Company, Neuberger&Berman Advisers Management Trust and
Neuberger&Berman Management Incorporated. (Incorporated herein by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)

	(b)	Amendment No. 1 dated as of February 1, 1999, to Participation Agreement by and
among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management
Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated
herein by reference to Post-Effective Amendment No. 3 to Registration Statement on
Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(c)	Addendum dated as of May 1, 2000, to Participation Agreement by and among ReliaStar
Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers
Managers Trust and Neuberger Berman Management Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6,
File No. 333-105319, as filed on November 24, 2003.)
	(d)	Amendment dated as of April 1, 2003, to Participation Agreement by and among
ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust and
Neuberger Berman Management Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 17 to Registration Statement on Form N-6, File No. 33-57244, as filed on December 12, 2003.)
	(e)	Letter Agreement dated as of July 28, 1997, by and between ReliaStar Life Insurance
Company and Neuberger Berman Management Incorporated. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6,
File No. 2-95392, as filed on August 4, 1997.)
	(f)	Amendment dated as of April 1, 2003, to the Administrative Services Agreement by and
between ReliaStar Life Insurance Company and Neuberger Berman Management Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 17 to Registration
Statement on Form N-6, File No. 33-57244, as filed on December 12, 2003.)
	(g)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October
16, 2007, by and between Neuberger Berman Management Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to
Registration Statement on Form N-6, File Number 333-47527, as filed on April 9, 2007.)
(14)	(a)	Participation Agreement by and between ReliaStar Life Insurance Company, OCC
Accumulation Trust and OCC Distributors, dated August 8, 1997. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6,
File No. 2-95392, as filed on August 4, 1997.)
	(b)	Letter Agreement dated August 8, 1997, by and between ReliaStar Life Insurance
Company and OpCap Advisors. (Incorporated herein by reference to Post-Effective
Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on
August 4, 1997.)
(15)	(a)	Participation Agreement dated as of April 30, 2002, by and among Pioneer Variable
Contracts Trust, ReliaStar Life Insurance Company, Pioneer Investment Management,
Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Initial
Registration Statement on Form S-6, 333-92000, as filed on July 3, 2002.)
(16)	(a)	Participation Agreement dated as of January 14, 1994, by and among Northwestern
National Life Insurance Company (renamed ReliaStar Life Insurance Company), Putnam
Capital Manager Trust and Putnam Mutual Funds Corp. and Amendments Nos. 1-2.
(Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File
No. 333-18517, as filed on December 23, 1996.)
	(b)	Amendment No. 3 to Participation Agreement by and among Northwestern National Life
Insurance Company (renamed ReliaStar Life Insurance Company), Putnam Capital
Manager Trust and Putnam Mutual Funds Corp. (Incorporated herein by reference to
Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)
	(c)	Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance
Company, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6,
File No. 333-105319, as filed on November 24, 2003.)

(d)	Amendment No. 5 to Participation Agreement by and among ReliaStar Life Insurance
Company, Putnam Variable Trust and Putnam Retail Management, L.P. (Incorporated
herein by reference to post-effective amendment no. 4 to registration statement on form n-6, file no. 333-105319, as filed on april 15, 2004.)

(i)	Not Applicable.

(j)	Not Applicable

(k)	Opinion and Consent of Counsel. (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-6, File No. 033-57244, as filed on April 7, 2009.)

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm.

(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.

(p)	Not Applicable.

(q)	Not Applicable.

(r)	Powers of Attorney.

Item 27	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
Donald W. Britton, 5780 Powers Ferry Road, NW,	Director and President
Atlanta, GA 30327
Thomas J. McInerney, One Orange Way, Windsor,	Director and Chairman
CT 06095-4774
Catherine H. Smith, One Orange Way, Windsor,	Director and Senior Vice President
CT 06095-4774
David A. Wheat, 5780 Powers Ferry Road, NW,	Director, Executive Vice President and Chief Financial Officer
Atlanta, GA 30327
Bridget M. Healy, 230 Park Avenue, New York, NY	Director
10169
Valerie G. Brown, 5780 Powers Ferry Road, NW,	Senior Vice President
Atlanta, GA 30327
Boyd G. Combs, 5780 Powers Ferry Road, NW,	Senior Vice President, Tax
Atlanta, GA 30327
Ralf R. Ferraro, One Orange Way, Windsor, CT 06095-	Senior Vice President
4774
Daniel P. Mulheran, Sr. 20 Washington Avenue South,	Senior Vice President
Minneapolis, MN 55401
David S. Pendergrass, 5780 Powers Ferry Road, NW,	Senior Vice President and Treasurer
Atlanta, GA 30327
Steven T. Pierson, 5780 Powers Ferry Road, NW,	Senior Vice President and Chief Accounting Officer
Atlanta, GA 30327
Stephen J. Preston, 1475 Dunwoody Drive, West	Senior Vice President
Chester, PA 19380
Carol S. Stern, 601 13th Street NW, Suite 550 N,	Vice President and Chief Compliance Officer
Washington DC 20005
Craig A. Krogstad, 111 Washington Avenue S,	Vice President and Actuary
Minneapolis, MN 55401

Kimberly M. Curley, 1290 Broadway, Denver, CO	Vice President and Illustration Actuary
80203
Pamela S. Anson, 2001 21st Avenue NW, Minot, ND	Vice President
58703
Chad M. Eslinger, 2001 21st Avenue NW, Minot, ND	Vice President
58703
Deborah C. Hancock, 1290 Broadway, Denver, CO	Vice President
80203
Joy M. Benner, 20 Washington Avenue South,	Secretary
Minneapolis, MN 55401

Item 28	Persons Controlled by or Under Common Control with the Depositor or the Registrant

ING GROEP
U.S. FINANCIAL SERVICES

ING GROEP N.V. (The Netherlands)
No FEIN-Non-Insurer
ING VERZEKERINGEN N.V. (The Netherlands)
No FEIN Non-Insurer
ING INSURANCE INTERNATIONAL B.V. (The Netherlands)
No FEIN Non-Insurer EIN# 98-0159264

ING AMERICA INSURANCE HOLDINGS, INC.
(Delaware) Non-Insurer 52-1222820

ING North America Insurance Corporation
Non-Insurer (Delaware) 52-1317217
ING Payroll Management, Inc.
Non-Insurer (Delaware) 52-2197204
ING Risk Management (Bermuda) Limited Non-Insurer
Non-US Taxpayer - No FEIN Assigned
Lion II Custom Investments LLC (Delaware)
Non-Insurer 52-1222820
Lion Connecticut Holdings Inc.
Non-Insurer (Connecticut) 02-0488491
ING Brokers Network, LLC (Delaware)
Non-Insurer 52-2215129
ING Insurance Agency, Inc.
Non-Insurer (California) 84-1490645
06/30/09	ING Insurance Agency, Inc. of Texas
Non-Insurer 74-2946531
Page 1	Multi-Financial Group, LLC
Non - Insurer (Georgia) 58-1827264
Multi-Financial Securities Corporation
Non-Insurer (Colorado) 84-0858799
Multi-Financial Securities Corporation Insurance Agency of
Nevada, Inc. Non-Insurer (California) 94-3145434
MFSC Insurance Agency of Nevada,
Inc. Non-Insurer (Nevada) 84-1482296
IB Holdings LLC Non-Insurer
(Virginia) 41-1983894
The New Providence Ins. Co. LTD
Insurer (Cayman Islands) 98-0161114
ING Financial Partners, Inc.
Non-Insurer (Minnesota) 41-0945505
ING International Insurance Holdings, Inc.
Non-Insurer (Connecticut) 06-1028458
	ALICA Holdings, Inc. Non-Insurer	2
20-5299942 (Connecticut)
	ILICA Inc.	3
06-1067464 Insurer (Connecticut)
ING International Nominee Holdings, Inc.

	06-0952776 Non-Insurer (Connecticut)
	AII 1, LLC
	Non-Insurer (Connecticut) No tax id
	AII 2 LLC
	Non-Insurer (Connecticut) No tax id
	AII 3 LLC
	Non-Insurer (Connecticut) No tax id
	AII 4 LLC
	Non-Insurer (Connecticut) No tax id
ING Investment Management LLC (Delaware)
	Non-Insurer 58-2361003
ING Investment Management Co.
	Non-Insurer (Connecticut) 06-0888148
06/30/09	ING Investment Management
	(Bermuda) Holdings Limited Non-Insurer (Bermuda)
Page 2	ING Investment Trust Co.
	Non-Insurer (Connecticut) 06-1440627
	ING Investment Management Alternative Assets LLC
	Non Insurer (Delaware) 13-4038444
	ING Alternative Asset Management LLC
	Non-Insurer (Delaware) 13-3863170
	Armada Capital SA de CV
	Non-Insurer (Mexico)
	Armada Latin America Opportunity Fund GP, Ltd.
	Non-Insurer (Cayman Islands)
	Furman Selz Investments LLC
	Non-Insurer (Delaware) 13-3863171
	Furman Selz (SBIC) Investments LLC
	Non-Insurer (Delaware) 13-3863604
	Furman Selz Investment II LLC	4
	Non-Insurer (Delaware) 13-3929304
	ING Furman Selz Investments III LLC	5
	Non-Insurer (Delaware) 13-4127836
	Furman Selz Management (BVI) Limited
	Non-Insurer (British Virgin Islands)
	ING Equity Holdings Inc.
	Non-Insurer 13-3778184
	ING Ghent Asset Management LLC
	Non-Insurer (New York) 13-4003969
	ING Investment Management Services LLC
	Non-Insurer (New York) 13-3856628
	ING Multi-Strategies Management (LUX)
	S.A.
	Non-Insurer (Luxembourg)
	ING Pomona Holdings LLC
	Non-Insurer 13-4152011
	Pomona G. P. Holdings LLC
	Non-Insurer (Delaware) 13-4150600
	Pomona Management LLC
	Non-Insurer (Delaware) 13-4149700
06/30/09	ING Capital Corporation, LLC
	Non-Insurer (Delaware) 86-1020892
Page 3	ING Funds Services, LLC
	Non-Insurer (Delaware) 86-1020893
	ING Funds Distributor, LLC
	Non-Insurer (Delaware) 03-0485744
	ING Pilgrim Funding, Inc.
	Non-Insurer (Delaware) 06-1501895
	ING Investments, LLC
	Non-Insurer (Arizona) 03-0402099
ING Life Insurance and Annuity Company
Insurer (Connecticut) 71-0294708 NAIC 86509

	Directed Services LLC
	Non-Insurer (Delaware) 14-1984144

	ING Financial Advisers, LLC
	Non-Insurer (Delaware) 06-1375177
	ING National Trust Non-Insurer (Minnesota)
	41-1966125
	ING Retail Holding Company, Inc.
	Non-Insurer (Connectiut) 06-1527984
	ING Insurance Services Holding Company,
	Inc.
	Non-Insurer (Connecticut) 06-1475329
	ING Insurance Services, Inc.
	Non-Insurer (Connecticut) 06-1465377
	ING Insurance Services of Massachusetts, Inc.
	Non-Insurer (Massachusetts) 04-3370454
	FNI International, Inc.
	Non-Insurer (California) 33-0048439
	FN Insurance Services, Inc.
	Non-Insurer (California) 33-0232417
	FN Insurance Agency of New Jersey, Inc.
	Non-Insurer (New Jersey) 22-3693416
06/30/09	FN Insurance Services of Nevada, Inc.
	Non-Insurer (Nevada) 88-0319907
Page 4	FN Insurance Agency of Kansas, Inc.
	Non-Insurer (Kansas) 43-1878293
	Financial Network Investment Corporation
	Non-Insurer (California) 95-3845382
	Financial Network Investment Corporation
	of Puerto Rico (Puerto Rico) Non-Insurer 52-2173808
	ING Services Holding Company, Inc.
	Non-Insurer (Connecticut) 06-1527982
Systematized Benefits Administrators, Inc.
Non-Insurer (Connecticut) 06-0889923

	ING USA Annuity and Life Insurance Company
	Insurer (Iowa) NAIC #80942 41-0991508
	PrimeVest Financial Services, Inc.
	Non-Insurer (Minnesota) 41-1483314
	Bancnorth Investment Group, Inc.
	Non-Insurer (Minnesota)41-1735462
	Branson Insurance Agency, Inc.
	Non-Insurer (Massachusetts) 04-3116141
	Compulife, Inc. Non-Insurer
	(Virginia) 54-1252522
	Compulife Investor Services, Inc.
	Non-Insurer (Virginia) 54-1439322
	Guaranty Brokerage Services, Inc.
	Non-Insurer (California) 68-0165121
	PrimeVest Insurance Agency of Alabama, Inc.
	Non-Insurer (Alabama) 41-1786871
	Primevest Insurance Agency of Nevada, Inc.
	Non-Insurer (Nevada) 61-1426263
	PrimeVest Insurance Agency of New Mexico, Inc.
	Non-Insurer (New Mexico) 85-0422391
	PrimeVest Insurance Agency of Ohio, Inc.
	Non-Insurer (Ohio) 31-1388789
	PrimeVest Insurance Agency of Oklahoma, Inc.	1
	Non-Insurer (Oklahoma) 73-1455177
06/30/09	PrimeVest Insurance Agency of Texas, Inc.	1
	Non-Insurer (Texas) 74-2703790
Page 5	PrimeVest Insurance Agency of Wyoming, Inc.
	Non-Insurer (Wyoming) 41-1996927
	ReliaStar Life Insurance Company Insurer
	(Minnesota) 41-0451140 NAIC 67105
	ING Re (UK) Limited
	Insurer (United Kingdom)
	ReliaStar Life Insurance Company of New York

Insurer (New York) 53-0242530 NAIC 61360
Whisperingwind I, LLC
Insurer (South Carolina) 14-1981620
Whisperingwind II, LLC
Insurer (South Carolina) 32-0185577
Roaring River, LLC
Insurer (Missouri) 26-3355951 NAIC 13583
ING Institutional Plan Services, LLC
Non-Insurer (Delaware) 04-3516284)
ING Investment Advisors, LLC
Non-Insurer (New Jersey) 06-00083408
Australia Retirement Services holding, LLC
Non-Insurer (Delaware) 26-0037599
ING Wealth Solutions LLC
Non-Insurer (Delaware) 26-3757394
Security Life Assignment Corp.
Non-Insurer (Colorado) 84-1437826
Security Life of Denver Insurance Company (Colorado)
Insurer (Colorado) 84-0499703 NAIC #68713
ING America Equities, Inc.
Non-Insurer (Colorado) 84-1251388
Midwestern United Life Insurance Company
Insurer (Indiana) NAIC #66109 35-0838945
Whisperingwind III, LLC
Insurer (South Carolina) 35-2282787
Security Life of Denver International Limited
Insurer (Bermuda) 98-0138339
	06/30/09	Lion Custom Investments LLC
Non-Insurer (Delaware) 98-0138339
	Page 6	ING Financial Products Company, Inc.
Non-Insurer (Delaware) 26-1956344

1	Company owned by individual pursuant to state law, Shareholder agreement with parent company.
2	ALICA Holdings, Inc. is 80% owned by ING International Insurance Holdings, Inc. and 20% owned by ING Insurance International B.V.
3	ING International Insurance Holdings, Inc. owns 100% of the voting shares of ILICA Inc. and ALICA Holdings, Inc. owns 100% of the non-voting shares of ILICA, Inc.
4	Furman Selz Investments II LLC owned 94% by ING Investment Management Alternative Assets LLC
5	ING Furman Selz Investments III LLC owned 84.5% by ING Investment Management Alternative Assets LLC

Item 29		Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company ("ReliaStar Life") indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of
ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of
ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar
Life may, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit the question of whether or not such indemnification by it is against public policy as expressed in the Act to a committee comprised of directors who are not parties to the proceeding before referring it to a court of appropriate jurisdiction and will be governed by the final adjudication of such issue. If ReliaStar Life indemnifies or advances expenses in connection with a claim, the Laws of the State of Minnesota require ReliaStar Life to disclose, in writing to its shareholders, the amount of the indemnification or advance and to whom and on whose behalf it was paid.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Minnesota, ING America Insurance Holdings, Inc. maintains a
Professional Liability and fidelity bond insurance policy issued by an international insurer. The policy covers ING
America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as, the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains excess umbrella coverage with limits in excess of €125,000,000. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Additionally, Section XVIII of the ReliaStar Life Insurance Company Distribution Agreement with ING America
Equities, Inc. (INGAE) generally provides that each party will indemnify and hold harmless the officers, directors and employees of the other party (and the variable account with respect to indemnity by INGAE) against any expenses (including legal expenses), losses, claims, damages, or liabilities arising out of or based on certain claims or circumstances in connection with the offer or sale of the policies. Under this agreement neither party is entitled to indemnity if the expenses (including legal expenses), losses, claims, damages, or liabilities resulted from their own willful misfeasance, bad faith, negligence, misconduct or wrongful act.

Item 30	Principal Underwriters
(a)	Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company of New York and ReliaStar Life
Insurance Company.

(b)	Management of ING America Equities, Inc.

	Name and Principal Business Address	Positions and Offices with Underwriter
Margaret B. Wall, 20 Washington Avenue South,		Director, President and Chief Executive Officer
Minneapolis MN 55401
Laurie J. Rasanen, 2001 21st Avenue NW, Minot, ND		Director, Vice President and Chief Operating Officer
58703
Daniel P. Mulheran, Sr., 20 Washington Avenue South,		Director
Minneapolis, MN 55401
Cynthia A, Grimm, 100 Deerfield lane, Suite 300,		Chief Financial Officer/Financial and Operations Principal
Malvern, PA 19355
William Wilcox, One Orange Way, Windsor, CT		Chief Compliance Officer
06095-4774
David S. Pendergrass, 5780 Powers Ferry Road, NW,		Vice President and Treasurer
Atlanta, GA 30327
Pamela S. Anson, 2001 21st Avenue NW, Minot, ND		Vice President
58703
Spencer T. Shell, 5780 Powers Ferry Road, NW,		Vice President and Assistant Treasurer
Atlanta, GA 30327
Deborah C. Hancock, 1290 Broadway, Denver, CO		Assistant Vice President
80203
Glenn A. Black, 5780 Powers Ferry Road, NW, Atlanta,		Tax Officer
GA 30327
Terry L. Owens, 5780 Powers Ferry Road, NW, Atlanta,		Tax Officer
GA 30327
James H. Taylor, 5780 Powers Ferry Road, NW,		Tax Officer
Atlanta, GA 30327

Joy M. Benner, 20 Washington Avenue South,		Secretary
Minneapolis, MN 55401
Tina M. Nelson, 20 Washington Avenue South,		Assistant Secretary
Minneapolis, MN 55401
Melissa A. O’Donnell, 20 Washington Avenue South,		Assistant Secretary
Minneapolis, MN 55401
Randall K. Price, 20 Washington Avenue South,		Assistant Secretary
Minneapolis, MN 55401
Susan M. Vega, 20 Washington Avenue South,		Assistant Secretary
Minneapolis, MN 55401

(c) Compensation From the Registrant.

(1)	(2)	(3)	(4)	(5)
	2008 Net	Compensation on
	Underwriting	Events Occasioning
Name of Principal	Discounts and	the Deduction of a	Brokerage
Underwriter	Commissions	Deferred Sales Load	Commissions	Other Compensation*
ING America
Equities, Inc.				$20,370,710.00
*		Compensation shown in column 5 includes: marketing allowances.

Item 31	Location of Accounts and Records

Accounts and records are maintained by ReliaStar Life Insurance Company at 20 Washington Ave South,
Minneapolis, MN 55401 and by ING Americas Finance Shared Services, an affiliate, at 5780 Powers Ferry Road,
NW, Atlanta, GA 30327.

Item 32	Management Services

None.

Item 33	Fee Representations

ReliaStar Life Insurance Company represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company under the policies.
ReliaStar Life Insurance Company bases this representation on its assessment of such factors such as the nature and extent of the such services, expenses and risks, the need for the ReliaStar Life Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Select*Life Variable Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 27 to this Registration Statement on Form N-6 (File No. 033-57244) to be signed on its behalf by the undersigned, duly authorized, in the Town of Windsor, and State of Connecticut on the 18th day of August, 2009.

SELECT*LIFE VARIABLE ACCOUNT (Registrant) By: RELIASTAR LIFE INSURANCE COMPANY (Depositor) By: /s/ Donald W. Britton* Donald W. Britton President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 27 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

/s/ Donald W. Britton*	Director and President
Donald W. Britton	(principal executive officer)

/s/ Bridget M. Healy*	Director
Bridget M. Healy
August
/s/ Thomas J. McInerney*	Director and Chairman	18, 2009
Thomas J. McInerney

/s/ Catherine H. Smith*	Director and Senior Vice President
Catherine H. Smith

/s/ David A. Wheat*	Director, Executive Vice President and Chief Financial
David A. Wheat	Officer (principal financial officer)

/s/ Steven T. Pierson*	Senior Vice President and Chief Accounting Officer
Steven T. Pierson	(principal accounting officer)

By: /s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

SELECT*LIFE VARIABLE ACCOUNT
EXHIBIT INDEX

Exhibit No.	Exhibit

26(h)(4)(b)	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the
Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series Funds,
Inc., BlackRock Investments, LLC., ING USA Annuity and Life Insurance Company and
ReliaStar Life Insurance Company of New York.

26(h)(4)(d)	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the
Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors,
LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company
of New York.

26(n)	Consent of Independent Registered Public Accounting Firm

26(r)	Powers of Attorney